RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Controlling Shareholder
Disclosure of transactions between related parties [line items]
Related party transaction (less than)		$ 1	$ 1
Rogers Communications Canada, Inc. and Rogers Media Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Related party transaction (less than)	$ 3